SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF WARRANTS (Details)	2 Months Ended	7 Months Ended
	Sep. 30, 2022 shares $ / shares	Aug. 03, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding at End of year	979,557
Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Outstanding at beginning of year	2,228,340
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.11
Issued
Weighted Average Exercise Price, issued | $ / shares
Exercised	(1,236,408)
Weighted Average Exercise Price, exercised | $ / shares	$ 0.46
Cancelled\expired	(12,375)
Weighted Average Exercise Price, Cancelled / expired | $ / shares
Outstanding at End of year	979,557	2,228,340
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 1.94	$ 1.11
North American Nickel [Member] | Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Outstanding at beginning of year	2,228,340	3,216,565
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.11	$ 0.75
Issued		295,652
Weighted Average Exercise Price, issued | $ / shares		$ 2.40
Exercised		(1,283,877)
Weighted Average Exercise Price, exercised | $ / shares		$ 0.56
Cancelled\expired
Weighted Average Exercise Price, Cancelled / expired | $ / shares
Outstanding at End of year		2,228,340
Weighted Average Exercise Price, Outstanding at end of year | $ / shares		$ 1.11